Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,097,618
Proposed Maximum Offering Price per Unit	1.80
Maximum Aggregate Offering Price	$ 5,575,712.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 770.01
Offering Note	(a) Bridger Aerospace Group Holdings, Inc., a Delaware corporation (the "Registrant"), is filing this Registration Statement to register 3,097,618 shares of common stock, par value $0.0001 per share (the "Common Stock"), that may be issued under the Bridger Aerospace Group Holdings, Inc. 2023 Omnibus Incentive Plan (the "2023 Plan") pursuant to the 2024, 2025 and 2026 annual share increases under the 2023 Plan. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional and indeterminate number of securities as may become issuable pursuant to the provisions of the 2023 Plan relating to adjustments for changes resulting from a stock dividend, stock split or similar change. (b) The number of shares listed in row 1 represents shares of the Common Stock that may be issued under the 2023 Plan. (c) Estimated pursuant to Rule 457(h) under the Securities Act solely for the purposes of calculating the amount of the registration fee, based on the average of the high and low sales prices of the Common Stock reported on the Nasdaq Global Market on May 7, 2026.